NOTE 13. Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ 10,731	$ 17,533	$ 13,296
Deferred	(5,189)	(11,811)	(4,181)
Total	$ 5,542	$ 5,722	$ 9,115